Document and Entity Information Document	Jul. 12, 2022
Document and Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 12, 2022
Entity Registrant Name	PepsiCo, Inc.
Entity Incorporation, State or Country Code	NC
Entity File Number	1-1183
Entity Tax Identification Number	13-1584302
Entity Address, Address Line One	700 Anderson Hill Road
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	914
Local Phone Number	253-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000077476
Amendment Flag	false
Common Stock
Document and Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value 1-2/3 cents per share
Trading Symbol	PEP
Security Exchange Name	NASDAQ
Two Point Five Percent Notes Due 2022 [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	2.500% Senior Notes Due 2022
Trading Symbol	PEP22a
Security Exchange Name	NASDAQ
Zero Point Two Five Percent Notes Due 2024 [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	0.250% Senior Notes Due 2024
Trading Symbol	PEP24
Security Exchange Name	NASDAQ
Two Point Six Two Five Percent Notes Due 2026 [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	2.625% Senior Notes Due 2026
Trading Symbol	PEP26
Security Exchange Name	NASDAQ
Zero Point Seven Five Percent Notes Due 2027 [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	0.750% Senior Notes Due 2027
Trading Symbol	PEP27
Security Exchange Name	NASDAQ
Zero Point Eight Seven Five Percent Notes Due 2028 [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	0.875% Senior Notes Due 2028
Trading Symbol	PEP28
Security Exchange Name	NASDAQ
Zero Point Five Percent Notes Due 2028 [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	0.500% Senior Notes Due 2028
Trading Symbol	PEP28a
Security Exchange Name	NASDAQ
One Point One Two Five Percent Notes Due 2031 [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	1.125% Senior Notes Due 2031
Trading Symbol	PEP31
Security Exchange Name	NASDAQ
Zero Point Four Percent Notes Due 2032 [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	0.400% Senior Notes Due 2032
Trading Symbol	PEP32
Security Exchange Name	NASDAQ
Zero Point Seven Five Percent Notes Due 2033 [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	0.750% Senior Notes Due 2033
Trading Symbol	PEP33
Security Exchange Name	NASDAQ
Zero Point Eight Seven Five Notes Due 2039 [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	0.875% Senior Notes Due 2039
Trading Symbol	PEP39
Security Exchange Name	NASDAQ
One Point Zero Five Percent Notes Due 2050 [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	1.050% Senior Notes Due 2050
Trading Symbol	PEP50
Security Exchange Name	NASDAQ